(John Hancock Global Real Estate Fund - Classes A, C, I and R6) | (Global Real Estate Fund)
INVESTMENT OBJECTIVE
To seek a combination of long-term capital appreciation and current income.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 20 to 22 of this prospectus under "Sales charge reductions and waivers" or pages 92 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (Global Real Estate Fund) - USD ($)	Class A		Class C	Class I	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Global Real Estate Fund)		Class A	Class C	Class I	Class R6
Management fee		0.95%	0.95%	0.95%	0.95%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none	none
Other expenses	[1]	0.44%	0.44%	0.43%	0.33%
Total annual fund operating expenses		1.64%	2.39%	1.38%	1.28%
Contractual expense reimbursement	[2]	(0.34%)	(0.34%)	(0.33%)	(0.33%)
Total annual fund operating expenses after expense reimbursements		1.30%	2.05%	1.05%	0.95%
[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.95% of average annual net assets (on an annualized basis) of the fund and expenses of Class A, Class C, or Class I shares, as applicable, exceed 1.30%, 2.05%, or 1.05% respectively, of average annual net assets (on an annualized basis) of the class. For purposes of these agreements, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense; and "expenses of Class A, Class C or Class I shares" means all "expenses of the fund" (as defined above) attributable to the applicable class plus class-specific expenses. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. Each agreement expires on April 30, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (Global Real Estate Fund) - - USD ($)	1 Year	3 Years
Class A	626	960
Class C	308	713
Class I	107	404
Class R6	97	373

Not sold
Expense Example, No Redemption - (Global Real Estate Fund)	1 Year	3 Years
Class C | | USD ($)	208	713

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the fiscal period from September 23, 2015, to December 31, 2015, the fund's portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate-related issuers. Real estate-related securities include real estate investment trusts (REITs) and equity securities of real estate companies traded on a U.S. or foreign securities exchange or over the counter. Equity securities include common stock, preferred stock, and securities convertible into common stock. Under normal market conditions, the fund invests at least 40% of its net assets in foreign securities, including both developed- and emerging-market securities. Foreign securities may be denominated in U.S. dollars or foreign currencies. The fund may invest in companies of any market capitalization.

Because it typically invests more than 25% of its assets in real estate-related securities, the fund is considered to be "concentrated" in the real estate industry.

The fund may invest up to 20% of its net assets in debt securities of non-real estate companies, money market instruments, and registered investment companies, including exchange-traded funds.

The fund may enter into various derivative transactions for both hedging and non hedging purposes. These transactions include futures, foreign currency forward contracts, and options.

The manager looks for real estate securities it believes will provide superior returns, focusing on companies with the potential for stock price appreciation and dividend growth.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry. An equity REIT pays investors income from the rents received from and profits on the sale of real estate owned by the REIT. A mortgage REIT lends money to building developers and other real estate companies and pays investors income from the interest paid on those loans. The manager expects that the fund will invest primarily in equity REITs.

If a REIT meets certain requirements, it is not taxed, or tax is reduced, on the income it distributes to its investors.

The fund is a non-diversified fund, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.

The fund's investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Concentration risk. Because the fund may focus on one or more industries or sectors of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors. A downturn in the real estate industry may significantly detract from performance.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Preferred and convertible securities risk. Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer's board. Preferred stock may be subject to redemption provisions. The value of convertible preferred stock can depend heavily on the price of the underlying common stock.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, and options. Foreign currency forward contracts, futures contracts, and options generally are subject to counterparty risk. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund has been in operation for less than a full calendar year.